Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund II
Entity Central Index Key	0001364608
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000051966 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust STOXX® European Select Dividend Index Fund
Class Name	First Trust STOXX® European Select Dividend Index Fund
Trading Symbol	FDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$29	0.54%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 802,489,444
Holdings Count | Holding	31
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$802,489,444
Total number of portfolio holdings	31
Portfolio turnover rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Legal & General Group PLC	5.6%
Taylor Wimpey PLC	5.4%
Aker BP ASA	5.0%
Signify N.V.	4.7%
Teleperformance SE	4.5%
Investec PLC	4.0%
Aegon Ltd.	3.9%
B&M European Value Retail PLC	3.8%
NatWest Group PLC	3.5%
ASR Nederland N.V.	3.3%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Legal & General Group PLC	5.6%
Taylor Wimpey PLC	5.4%
Aker BP ASA	5.0%
Signify N.V.	4.7%
Teleperformance SE	4.5%
Investec PLC	4.0%
Aegon Ltd.	3.9%
B&M European Value Retail PLC	3.8%
NatWest Group PLC	3.5%
ASR Nederland N.V.	3.3%

C000051967 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Alerian Disruptive Technology Real Estate ETF
Class Name	First Trust Alerian Disruptive Technology Real Estate ETF
Trading Symbol	DTRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DTRE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 15,295,230
Holdings Count | Holding	27
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$15,295,230
Total number of portfolio holdings	27
Portfolio turnover rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Equinix, Inc.	8.9%
Digital Realty Trust, Inc.	8.3%
Prologis, Inc.	7.3%
American Tower Corp.	7.2%
Crown Castle, Inc.	6.8%
SBA Communications Corp.	6.7%
Terreno Realty Corp.	4.5%
EastGroup Properties, Inc.	4.3%
First Industrial Realty Trust, Inc.	4.2%
STAG Industrial, Inc.	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc.	8.9%
Digital Realty Trust, Inc.	8.3%
Prologis, Inc.	7.3%
American Tower Corp.	7.2%
Crown Castle, Inc.	6.8%
SBA Communications Corp.	6.7%
Terreno Realty Corp.	4.5%
EastGroup Properties, Inc.	4.3%
First Industrial Realty Trust, Inc.	4.2%
STAG Industrial, Inc.	4.1%

C000054156 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones Global Select Dividend Index Fund
Class Name	First Trust Dow Jones Global Select Dividend Index Fund
Trading Symbol	FGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$29	0.54%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[3]
Net Assets	$ 1,264,323,190
Holdings Count | Holding	100
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,264,323,190
Total number of portfolio holdings	100
Portfolio turnover rate	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hyundai Elevator Co., Ltd.	2.3%
Robert Half, Inc.	1.7%
Western Union (The) Co.	1.6%
OMV AG	1.6%
Telefonica S.A.	1.5%
Cal-Maine Foods, Inc.	1.5%
Parex Resources, Inc.	1.5%
TELUS Corp.	1.5%
Enagas S.A.	1.4%
Banco BPM S.p.A.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Hyundai Elevator Co., Ltd.	2.3%
Robert Half, Inc.	1.7%
Western Union (The) Co.	1.6%
OMV AG	1.6%
Telefonica S.A.	1.5%
Cal-Maine Foods, Inc.	1.5%
Parex Resources, Inc.	1.5%
TELUS Corp.	1.5%
Enagas S.A.	1.4%
Banco BPM S.p.A.	1.4%

C000066484 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global Wind Energy ETF
Class Name	First Trust Global Wind Energy ETF
Trading Symbol	FAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$34	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 249,134,636
Holdings Count | Holding	49
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$249,134,636
Total number of portfolio holdings	49
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Vestas Wind Systems A/S	9.4%
Nordex SE	8.5%
Orsted A/S	8.4%
EDP Renovaveis S.A.	6.8%
Northland Power, Inc.	6.1%
Enlight Renewable Energy Ltd.	3.9%
Boralex, Inc., Class A	3.4%
China Longyuan Power Group Corp., Ltd., Class H	3.0%
ERG S.p.A.	2.1%
Goldwind Science & Technology Co., Ltd., Class H	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Vestas Wind Systems A/S	9.4%
Nordex SE	8.5%
Orsted A/S	8.4%
EDP Renovaveis S.A.	6.8%
Northland Power, Inc.	6.1%
Enlight Renewable Energy Ltd.	3.9%
Boralex, Inc., Class A	3.4%
China Longyuan Power Group Corp., Ltd., Class H	3.0%
ERG S.p.A.	2.1%
Goldwind Science & Technology Co., Ltd., Class H	2.1%

C000071160 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Alerian U.S. NextGen Infrastructure ETF
Class Name	First Trust Alerian U.S. NextGen Infrastructure ETF
Trading Symbol	RBLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RBLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$34	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[5]
Net Assets	$ 20,320,252
Holdings Count | Holding	103
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$20,320,252
Total number of portfolio holdings	103
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Vertiv Holdings Co., Class A	1.5%
MasTec, Inc.	1.4%
Cheniere Energy, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
Targa Resources Corp.	1.3%
GE Vernova, Inc.	1.3%
Quanta Services, Inc.	1.2%
Equinix, Inc.	1.2%
ONEOK, Inc.	1.2%
Entergy Corp.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vertiv Holdings Co., Class A	1.5%
MasTec, Inc.	1.4%
Cheniere Energy, Inc.	1.3%
Comfort Systems USA, Inc.	1.3%
Targa Resources Corp.	1.3%
GE Vernova, Inc.	1.3%
Quanta Services, Inc.	1.2%
Equinix, Inc.	1.2%
ONEOK, Inc.	1.2%
Entergy Corp.	1.1%

C000081044 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Class Name	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Trading Symbol	GRID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GRID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$28	0.53%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[6]
Net Assets	$ 7,645,686,499
Holdings Count | Holding	122
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$7,645,686,499
Total number of portfolio holdings	122
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Eaton Corp. PLC	8.3%
Johnson Controls International PLC	7.9%
National Grid PLC	7.9%
ABB Ltd.	7.6%
Schneider Electric SE	7.3%
Prysmian S.p.A.	4.3%
Quanta Services, Inc.	4.2%
E.ON SE	4.1%
Hubbell, Inc.	2.9%
NVIDIA Corp.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Eaton Corp. PLC	8.3%
Johnson Controls International PLC	7.9%
National Grid PLC	7.9%
ABB Ltd.	7.6%
Schneider Electric SE	7.3%
Prysmian S.p.A.	4.3%
Quanta Services, Inc.	4.2%
E.ON SE	4.1%
Hubbell, Inc.	2.9%
NVIDIA Corp.	2.1%

C000087410 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Global Natural Resources Income ETF
Class Name	First Trust Indxx Global Natural Resources Income ETF
Trading Symbol	FTRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$38	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[7]
Net Assets	$ 133,372,809
Holdings Count | Holding	52
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$133,372,809
Total number of portfolio holdings	52
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Corteva, Inc.	10.7%
Freeport-McMoRan, Inc.	9.6%
Agnico Eagle Mines Ltd.	9.2%
Nutrien Ltd.	6.9%
American Water Works Co., Inc.	4.6%
Zijin Mining Group Co., Ltd., Class H	4.1%
Bunge Global S.A.	4.0%
CF Industries Holdings, Inc.	3.9%
International Paper Co.	3.6%
Weyerhaeuser Co.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Corteva, Inc.	10.7%
Freeport-McMoRan, Inc.	9.6%
Agnico Eagle Mines Ltd.	9.2%
Nutrien Ltd.	6.9%
American Water Works Co., Inc.	4.6%
Zijin Mining Group Co., Ltd., Class H	4.1%
Bunge Global S.A.	4.0%
CF Industries Holdings, Inc.	3.9%
International Paper Co.	3.6%
Weyerhaeuser Co.	3.4%

C000087411 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Global Agriculture ETF
Class Name	First Trust Indxx Global Agriculture ETF
Trading Symbol	FTAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$37	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[8]
Net Assets	$ 14,411,009
Holdings Count | Holding	54
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$14,411,009
Total number of portfolio holdings	54
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Corteva, Inc.	10.1%
BASF SE	9.9%
Deere & Co.	9.3%
Bayer AG	8.2%
Bunge Global S.A.	4.6%
Nutrien Ltd.	4.2%
Mahindra & Mahindra Ltd.	4.1%
CF Industries Holdings, Inc.	4.0%
Wilmar International Ltd.	3.9%
Kubota Corp.	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Corteva, Inc.	10.1%
BASF SE	9.9%
Deere & Co.	9.3%
Bayer AG	8.2%
Bunge Global S.A.	4.6%
Nutrien Ltd.	4.2%
Mahindra & Mahindra Ltd.	4.1%
CF Industries Holdings, Inc.	4.0%
Wilmar International Ltd.	3.9%
Kubota Corp.	3.7%

C000092838 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx NextG ETF
Class Name	First Trust Indxx NextG ETF
Trading Symbol	NXTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NXTG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[9]
Net Assets	$ 414,196,940
Holdings Count | Holding	104
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$414,196,940
Total number of portfolio holdings	104
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	2.0%
Ciena Corp.	2.0%
Delta Electronics, Inc.	1.9%
ASE Technology Holding Co., Ltd.	1.8%
STMicroelectronics N.V.	1.7%
Keysight Technologies, Inc.	1.6%
Micron Technology, Inc.	1.6%
Equinix, Inc.	1.6%
Nokia Oyj, ADR	1.6%
Prysmian S.p.A.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	2.0%
Ciena Corp.	2.0%
Delta Electronics, Inc.	1.9%
ASE Technology Holding Co., Ltd.	1.8%
STMicroelectronics N.V.	1.7%
Keysight Technologies, Inc.	1.6%
Micron Technology, Inc.	1.6%
Equinix, Inc.	1.6%
Nokia Oyj, ADR	1.6%
Prysmian S.p.A.	1.5%

C000101722 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network Future Vehicles & Technology ETF
Class Name	First Trust S-Network Future Vehicles & Technology ETF
Trading Symbol	CARZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CARZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$37	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[10]
Net Assets	$ 44,330,514
Holdings Count | Holding	102
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$44,330,514
Total number of portfolio holdings	102
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.9%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	4.6%
Apple, Inc.	4.5%
NVIDIA Corp.	4.3%
Alphabet, Inc., Class A	4.0%
Tesla, Inc.	3.9%
Microsoft Corp.	3.5%
Toyota Motor Corp.	2.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.9%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	4.6%
Apple, Inc.	4.5%
NVIDIA Corp.	4.3%
Alphabet, Inc., Class A	4.0%
Tesla, Inc.	3.9%
Microsoft Corp.	3.5%
Toyota Motor Corp.	2.5%

C000102221 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Cloud Computing ETF
Class Name	First Trust Cloud Computing ETF
Trading Symbol	SKYY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SKYY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$27	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.60%	[11]
Net Assets	$ 2,346,700,815
Holdings Count | Holding	64
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,346,700,815
Total number of portfolio holdings	64
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
DigitalOcean Holdings, Inc.	3.8%
Oracle Corp.	3.8%
International Business Machines Corp.	3.7%
Nutanix, Inc., Class A	3.7%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.5%
Alphabet, Inc., Class A	3.4%
Arista Networks, Inc.	3.4%
Everpure, Inc., Class A	3.4%
Lumen Technologies, Inc.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
DigitalOcean Holdings, Inc.	3.8%
Oracle Corp.	3.8%
International Business Machines Corp.	3.7%
Nutanix, Inc., Class A	3.7%
Amazon.com, Inc.	3.7%
Microsoft Corp.	3.5%
Alphabet, Inc., Class A	3.4%
Arista Networks, Inc.	3.4%
Everpure, Inc., Class A	3.4%
Lumen Technologies, Inc.	3.0%

C000146603 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Equity Opportunities ETF
Class Name	First Trust International Equity Opportunities ETF
Trading Symbol	FPXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$35	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[12]
Net Assets	$ 157,600,665
Holdings Count | Holding	52
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$157,600,665
Total number of portfolio holdings	52
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Contemporary Amperex Technology Co., Ltd., Class H	9.6%
Advantest Corp.	9.4%
Siemens Energy AG	6.3%
Agnico Eagle Mines Ltd.	4.3%
ARM Holdings PLC, ADR	3.4%
Sandoz Group AG	3.3%
Caixa Seguridade Participacoes S.A.	3.3%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H	3.2%
Kioxia Holdings Corp.	3.0%
Triple Flag Precious Metals Corp.	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Contemporary Amperex Technology Co., Ltd., Class H	9.6%
Advantest Corp.	9.4%
Siemens Energy AG	6.3%
Agnico Eagle Mines Ltd.	4.3%
ARM Holdings PLC, ADR	3.4%
Sandoz Group AG	3.3%
Caixa Seguridade Participacoes S.A.	3.3%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H	3.2%
Kioxia Holdings Corp.	3.0%
Triple Flag Precious Metals Corp.	2.7%

C000159087 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Cybersecurity ETF
Class Name	First Trust Nasdaq Cybersecurity ETF
Trading Symbol	CIBR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CIBR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$26	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.58%	[13]
Net Assets	$ 9,485,453,017
Holdings Count | Holding	44
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$9,485,453,017
Total number of portfolio holdings	44
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Palo Alto Networks, Inc.	8.5%
CrowdStrike Holdings, Inc., Class A	8.2%
Cisco Systems, Inc.	7.7%
Broadcom, Inc.	7.6%
Fortinet, Inc.	7.4%
Cloudflare, Inc., Class A	4.7%
Akamai Technologies, Inc.	3.7%
Zscaler, Inc.	3.6%
Check Point Software Technologies Ltd.	3.2%
F5, Inc.	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Palo Alto Networks, Inc.	8.5%
CrowdStrike Holdings, Inc., Class A	8.2%
Cisco Systems, Inc.	7.7%
Broadcom, Inc.	7.6%
Fortinet, Inc.	7.4%
Cloudflare, Inc., Class A	4.7%
Akamai Technologies, Inc.	3.7%
Zscaler, Inc.	3.6%
Check Point Software Technologies Ltd.	3.2%
F5, Inc.	3.1%

C000204700 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IPOX® Europe Equity Opportunities ETF
Class Name	First Trust IPOX® Europe Equity Opportunities ETF
Trading Symbol	FPXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$34	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[14]
Net Assets	$ 4,676,163
Holdings Count | Holding	103
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,676,163
Total number of portfolio holdings	103
Portfolio turnover rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Siemens Energy AG	6.1%
Galderma Group AG	5.7%
ARM Holdings PLC, ADR	4.4%
Sandoz Group AG	4.0%
Accelleron Industries AG	3.5%
Lottomatica Group S.p.A.	3.5%
Viking Holdings Ltd.	2.9%
Nordnet AB publ	2.8%
Valterra Platinum Ltd.	2.8%
Endeavour Mining PLC	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy AG	6.1%
Galderma Group AG	5.7%
ARM Holdings PLC, ADR	4.4%
Sandoz Group AG	4.0%
Accelleron Industries AG	3.5%
Lottomatica Group S.p.A.	3.5%
Viking Holdings Ltd.	2.9%
Nordnet AB publ	2.8%
Valterra Platinum Ltd.	2.8%
Endeavour Mining PLC	2.8%

C000205597 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow Jones International Internet ETF
Class Name	First Trust Dow Jones International Internet ETF
Trading Symbol	FDNI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDNI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$28	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.65%	[15]
Net Assets	$ 43,485,804
Holdings Count | Holding	41
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$43,485,804
Total number of portfolio holdings	41
Portfolio turnover rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	10.0%
Shopify, Inc., Class A	10.0%
Tencent Holdings Ltd.	9.7%
Spotify Technology S.A.	8.2%
Prosus N.V.	6.7%
PDD Holdings, Inc., ADR	4.9%
Meituan, Class B	4.8%
Naspers Ltd., Class N	4.5%
NetEase, Inc.	4.3%
JD.com, Inc., Class A	4.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd.	10.0%
Shopify, Inc., Class A	10.0%
Tencent Holdings Ltd.	9.7%
Spotify Technology S.A.	8.2%
Prosus N.V.	6.7%
PDD Holdings, Inc., ADR	4.9%
Meituan, Class B	4.8%
Naspers Ltd., Class N	4.5%
NetEase, Inc.	4.3%
JD.com, Inc., Class A	4.3%

C000234334 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Metaverse ETF
Class Name	First Trust Indxx Metaverse ETF
Trading Symbol	ARVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ARVR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$33	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%	[16]
Net Assets	$ 4,412,689
Holdings Count | Holding	43
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$4,412,689
Total number of portfolio holdings	43
Portfolio turnover rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
STMicroelectronics N.V.	4.1%
Intel Corp.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.6%
Netflix, Inc.	3.6%
Micron Technology, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Electronic Arts, Inc.	3.4%
Advanced Micro Devices, Inc.	3.3%
Apple, Inc.	3.3%
NVIDIA Corp.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
STMicroelectronics N.V.	4.1%
Intel Corp.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.6%
Netflix, Inc.	3.6%
Micron Technology, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Electronic Arts, Inc.	3.4%
Advanced Micro Devices, Inc.	3.3%
Apple, Inc.	3.3%
NVIDIA Corp.	3.2%

C000234707 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Lux Digital Health Solutions ETF
Class Name	First Trust Nasdaq Lux Digital Health Solutions ETF
Trading Symbol	EKG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EKG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$31	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[17]
Net Assets	$ 2,435,480
Holdings Count | Holding	39
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,435,480
Total number of portfolio holdings	39
Portfolio turnover rate	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Veeva Systems, Inc., Class A	8.5%
IQVIA Holdings, Inc.	8.4%
Intuitive Surgical, Inc.	8.1%
ResMed, Inc.	7.7%
Dexcom, Inc.	7.6%
Guardant Health, Inc.	4.3%
Natera, Inc.	4.3%
Illumina, Inc.	4.1%
Align Technology, Inc.	4.0%
Globus Medical, Inc., Class A	4.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Veeva Systems, Inc., Class A	8.5%
IQVIA Holdings, Inc.	8.4%
Intuitive Surgical, Inc.	8.1%
ResMed, Inc.	7.7%
Dexcom, Inc.	7.6%
Guardant Health, Inc.	4.3%
Natera, Inc.	4.3%
Illumina, Inc.	4.1%
Align Technology, Inc.	4.0%
Globus Medical, Inc., Class A	4.0%

C000240529 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Emerging Market Democracies ETF
Class Name	First Trust Bloomberg Emerging Market Democracies ETF
Trading Symbol	EMDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$44	0.77%(1) (2)
(1)	Annualized.
(2)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.77%	[18],[19]
Net Assets	$ 20,888,191
Holdings Count | Holding	103
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$20,888,191
Total number of portfolio holdings	103
Portfolio turnover rate	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	11.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Grupo Mexico S.A.B. de C.V., Series B	5.4%
SK hynix, Inc.	5.0%
Petroleo Brasileiro S.A. - Petrobras	3.9%
Anglogold Ashanti PLC	2.9%
America Movil S.A.B. de C.V., Series B	2.8%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.5%
Itau Unibanco Holding S.A.	2.5%
OTP Bank Nyrt	2.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	11.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Grupo Mexico S.A.B. de C.V., Series B	5.4%
SK hynix, Inc.	5.0%
Petroleo Brasileiro S.A. - Petrobras	3.9%
Anglogold Ashanti PLC	2.9%
America Movil S.A.B. de C.V., Series B	2.8%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.5%
Itau Unibanco Holding S.A.	2.5%
OTP Bank Nyrt	2.5%

C000245005 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Human Flourishing ETF
Class Name	First Trust Emerging Markets Human Flourishing ETF
Trading Symbol	FTHF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$43	0.75%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%	[20]
Net Assets	$ 86,917,832
Holdings Count | Holding	102
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$86,917,832
Total number of portfolio holdings	102
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	12.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
SK hynix, Inc.	7.4%
Itau Unibanco Holding S.A.	3.7%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.4%
Gold Fields Ltd.	3.4%
WEG S.A.	3.2%
Wal-Mart de Mexico S.A.B. de C.V.	2.7%
Naspers Ltd., Class N	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Samsung Electronics Co., Ltd.	12.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.4%
SK hynix, Inc.	7.4%
Itau Unibanco Holding S.A.	3.7%
Grupo Financiero Banorte S.A.B. de C.V., Class O	3.4%
Gold Fields Ltd.	3.4%
WEG S.A.	3.2%
Wal-Mart de Mexico S.A.B. de C.V.	2.7%
Naspers Ltd., Class N	2.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.4%

C000253539 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Artificial Intelligence ETF
Class Name	First Trust Bloomberg Artificial Intelligence ETF
Trading Symbol	FAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Artificial Intelligence ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Artificial Intelligence ETF	$31	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[21]
Net Assets	$ 37,122,933
Holdings Count | Holding	50
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$37,122,933
Total number of portfolio holdings	50
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.3%
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	8.2%
Broadcom, Inc.	8.0%
Microsoft Corp.	6.8%
ASML Holding N.V.	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Micron Technology, Inc.	4.6%
Advanced Micro Devices, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	8.3%
Amazon.com, Inc.	8.2%
Alphabet, Inc., Class A	8.2%
Broadcom, Inc.	8.0%
Microsoft Corp.	6.8%
ASML Holding N.V.	5.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1%
Micron Technology, Inc.	4.6%
Advanced Micro Devices, Inc.	4.1%
Meta Platforms, Inc., Class A	3.9%

C000261670 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Bloomberg Nuclear Power ETF
Class Name	First Trust Bloomberg Nuclear Power ETF
Trading Symbol	RCTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Bloomberg Nuclear Power ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RCTR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RCTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Nuclear Power ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[22]
Net Assets	$ 20,826,926
Holdings Count | Holding	46
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$20,826,926
Total number of portfolio holdings	46
Portfolio turnover rate	8%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	5.6%
Doosan Enerbility Co., Ltd.	5.2%
Entergy Corp.	5.2%
BHP Group Ltd.	5.1%
BWX Technologies, Inc.	4.9%
Mitsubishi Heavy Industries Ltd.	4.9%
Duke Energy Corp.	4.8%
Southern (The) Co.	4.8%
Cameco Corp.	4.8%
Rolls-Royce Holdings PLC	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GE Vernova, Inc.	5.6%
Doosan Enerbility Co., Ltd.	5.2%
Entergy Corp.	5.2%
BHP Group Ltd.	5.1%
BWX Technologies, Inc.	4.9%
Mitsubishi Heavy Industries Ltd.	4.9%
Duke Energy Corp.	4.8%
Southern (The) Co.	4.8%
Cameco Corp.	4.8%
Rolls-Royce Holdings PLC	4.1%

C000264604 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Critical Metals ETF
Class Name	First Trust Indxx Critical Metals ETF
Trading Symbol	FMTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Critical Metals ETF (the “Fund”) for the period of November 4, 2025 (commencement of investment operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMTL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMTL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Critical Metals ETF	$31(1)	0.65%(2)
(1)	The Fund commenced investment operations on November 4, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 31	[23]
Expense Ratio, Percent	0.65%	[24]
Net Assets	$ 21,725,468
Holdings Count | Holding	40
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$21,725,468
Total number of portfolio holdings	40
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Glencore PLC	9.6%
Freeport-McMoRan, Inc.	8.2%
BHP Group Ltd.	7.7%
Cameco Corp.	6.2%
Anglo American PLC	5.8%
Anglogold Ashanti PLC	4.6%
Grupo Mexico S.A.B. de C.V., Series B	4.4%
Newmont Corp.	4.3%
Wheaton Precious Metals Corp.	4.3%
Sumitomo Corp.	4.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Glencore PLC	9.6%
Freeport-McMoRan, Inc.	8.2%
BHP Group Ltd.	7.7%
Cameco Corp.	6.2%
Anglo American PLC	5.8%
Anglogold Ashanti PLC	4.6%
Grupo Mexico S.A.B. de C.V., Series B	4.4%
Newmont Corp.	4.3%
Wheaton Precious Metals Corp.	4.3%
Sumitomo Corp.	4.3%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.75%.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	The Fund commenced investment operations on November 4, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[24]	Annualized.